Debt	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Debt
8.	DEBT

Debt consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Term Loan Agreement due May 5, 2024—LIBOR + 3.75% (4.75% and 5.93% at June 30, 2020 and September 30, 2019, respectively) (includes a discount of $542 and $1,105 at June 30, 2020 and September 30, 2019, respectively)	$467,112	$808,507
Revolving Credit Facility through March 9, 2022—LIBOR + 1.75% (2.75% and 0.00% at June 30, 2020 and September 30, 2019, respectively)	44,000	—
2021 Senior Notes due October 1, 2021—Fixed at 8%	—	315,000

Total	511,112	1,123,507
Less: unamortized deferred financing fees	(4,456)	(11,890)
Less: current portion	—	(8,304)

Long-term debt—less current portion and unamortized deferred financing fees	$506,656	$1,103,313

As of June 30, 2020, the Company has scheduled fiscal year debt payments on the Term Loan Agreement and Revolving Credit Facility as follows (in thousands):

Remaining period of 2020	$—
2021	—
2022	44,000
2023	—
2024	467,654
Thereafter	—

Total	$511,654

Term Loan Agreement

On September 30, 2013, CPG International LLC refinanced its then outstanding long-term debt and entered into (i) a new senior secured revolving credit facility (the “Revolving Credit Facility”) among CPG International LLC (as successor-in-interest to CPG Merger Sub LLC, a limited liability company formed to effect the acquisition of CPG International LLC), Deutsche Bank AG New York Branch (“Deutsche Bank”), as administrative agent and collateral agent (the “Revolver Administrative Agent”), and the lenders party thereto, (ii) a new secured term loan agreement (the “Term Loan Agreement”) among CPG International LLC (as successor-in-interest to CPG Merger Sub LLC), as the initial borrower; the Lenders Party thereto; Deutsche Bank and JPMorgan Chase Bank, N.A., as co-syndication agents; Citibank, N.A., the Royal Bank of Scotland PLC and UBS Securities LLC, as co-documentation agents; and Barclays Bank PLC, as administrative agent and collateral agent, (iii) an indenture (the “Indenture”) in respect of 8.000% senior notes due October 1, 2021 (the “2021 Senior Notes”) between CPG International LLC and Wilmington Trust, National Association, as trustee.

The proceeds from borrowings under the amended Term Loan Agreement and the 2021 Senior Notes were used to (i) fund the acquisition of CPG International LLC and (ii) repay all amounts outstanding under the Company’s prior term loan agreement, prior notes and related fees.

The Term Loan Agreement matures on May 5, 2024, since the 2021 Senior Notes were redeemed June 8, 2020. The Term Loan Agreement provides for interest on outstanding principal thereunder at a fluctuating rate, at CPG International LLC’s option, for (i) alternative base rate (“ABR”) borrowings, the highest of (a) the Federal Funds Rate as of such day plus 50 basis points, (b) the prime commercial lending rate announced as of such day by the Administrative Agent as defined in the Term Loan Agreement, as the “prime rate” as in effect on such day and (c) the LIBOR as of such day for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, provided that in no event shall the ABR be less than 200 basis points, plus the applicable margin of 275 basis points per annum; or (ii) for Eurocurrency borrowings, the adjusted LIBOR of (a) the LIBOR in effect for such interest period divided by one, minus the statutory reserves applicable to such Eurocurrency borrowing, if any, and (b) 100 basis points, plus the applicable margin of 375 basis points per annum.

As of June 30, 2020, and September 30, 2019, unamortized deferred financing fees related to the Term Loan Agreement were $4.5 million and $9.1 million, respectively. The Term Loan Agreement may be voluntarily prepaid in whole, or in part, in each case without premium or penalty (other than the Prepayment Premium (as defined in the Term Loan Agreement), if applicable), subject to certain customary conditions. The Company used part of its net proceeds from the IPO to prepay outstanding principal of the Term Loan Agreement in the amount of $337.7 million, paid $4.3 million in accrued interest, and the Company recognized in interest expense an additional $3.2 million amortization of deferred financing fees associated with the prepayment amounts during the three months ended June 30, 2020.

The obligations under the Term Loan Agreement are secured by a first priority security interest in the membership interests of CPG International LLC owned by The AZEK Company Inc. and substantially all of the present and future assets of the borrowers and guarantors including equity interests of their domestic subsidiaries, subject to certain exceptions, (the “Term Loan Priority Collateral”) and a second priority lien on current assets. The obligations under the Term Loan Agreement are guaranteed by the Company and the wholly owned domestic subsidiaries of CPG International LLC other than certain immaterial subsidiaries and other excluded subsidiaries.

The Term Loan Agreement requires mandatory prepayments of the term loans thereunder from certain debt issuances, certain asset dispositions (subject to certain reinvestment rights) and a percentage of excess cash flow (subject to step-downs upon CPG International LLC achieving certain leverage ratios). The estimated prepayment of excess cash flow was $6.4 million at September 30, 2019. At the lenders option, the excess cash flow payment made in January 2020 was $2.2 million, with the remaining prepayment declined by the lenders. CPG International LLC is required to repay the outstanding principal amount under the Term Loan Agreement in quarterly installments equal to 0.25253% of the aggregate principal amount under the Term Loan Agreement outstanding on the amendment date of June 18, 2018 and such quarterly payments may be reduced as a result of prepayments. The Term Loan Agreement restricts payments of dividends unless certain conditions are met, as defined in the Term Loan Agreement.

Revolving Credit Facility

On March 9, 2017, CPG International LLC amended, restated and extended the maturity of the Revolving Credit Facility, and on June 5, 2020, CPG International LLC further amended the Revolving Credit Facility (the “Amendment”) to establish $8.5 million of commitments for FILO loans, which are available to be drawn in a single disbursement on or prior to December 31, 2020. The availability of the FILO Loans will be subject to satisfaction of certain conditions at the time of borrowing, including the value of borrowing-base eligible assets at the time of borrowing. Under the terms of the Revolving Credit Facility, as amended, FILO Loans may be borrowed against increased percentages of borrowing-base eligible assets (as compared to the percentages of borrowing-base eligible assets applicable to all other loans under the Revolving Credit Facility). The Amendment did not increase the total aggregate amount of commitments under the Revolving Credit Facility. Borrowing of FILO Loans under the Revolving Credit Facility will reduce the total aggregate commitments available for revolving loans for so long as the FILO Loans remain outstanding. If borrowed, the FILO Loans will mature on December 4, 2021. As of June 30, 2020, the Company has not drawn on the FILO loans.

The Revolving Credit Facility matures on March 9, 2022. The Revolving Credit Facility provides for maximum aggregate borrowings of up to $150.0 million, subject to an asset-based borrowing base. The borrowing base is limited to a set percentage of eligible accounts receivable and inventory, less reserves that may be established by the administrative agent and the collateral agent in the exercise of their reasonable credit judgment.

On March 16, 2020, the Company borrowed $89.0 million under the Revolving Credit Facility to enhance financial flexibility in light of uncertainties resulting from the COVID-19 pandemic. The Company used part of its net proceeds from the 2025 Senior Notes issuance to repay $15.0 million of the then-outstanding principal under the Revolving Credit Facility. The Company had a total of $44.0 million and zero outstanding borrowings under the Revolving Credit Facility as of June 30, 2020 and September 30, 2019, respectively. In addition, the Company had $3.9 million and $3.0 million of outstanding letters of credit held against the Revolving Credit Facility as of June 30, 2020 and September 30, 2019, respectively. Deferred financing costs, net of accumulated amortization, related to the Revolving Credit Facility at June 30, 2020 and September 30, 2019 were $0.9 million and $0.9 million, respectively. CPG International LLC had approximately $97.0 million available under the borrowing base for future borrowings as of June 30, 2020. CPG International LLC also has the option to increase the commitments under the Revolving Credit Facility by up to $100.0 million, subject to certain conditions.

The Revolving Credit Facility provides for an interest rate on outstanding principal thereunder at a fluctuating rate, at CPG International LLC’s option, at (i) for ABR borrowings, the highest of (a) the Federal Funds Rate plus 50 basis points, (b) the prime rate and (c) the LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points, based on average historical availability, or (ii) for Eurocurrency borrowings, adjusted LIBOR plus a spread of 150 to 200 basis points, based on average historical availability. A “commitment fee” accrues on any unused portion of the commitments under the Revolving Credit Facility during the preceding three calendar month period. If the average daily used percentage is greater than 50%, the commitment fee equals 25 basis points, and if the average daily used percentage is less than or equal to 50%, the commitment fee equals 37.5 basis points. The commitment fees were $0.3 million and $0.3 million for the nine months ended June 30, 2020 and 2019, respectively.

The obligations under the Revolving Credit Facility are guaranteed by The AZEK Company Inc. and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. The obligations under the Revolving Credit Facility are secured by a first priority security interest in substantially all of the accounts receivable, inventory, deposit accounts, securities accounts and cash assets of The AZEK Company Inc., CPG International LLC and the subsidiaries of CPG International LLC that are guarantors under the Revolving Credit Facility, and the proceeds thereof (subject to certain exceptions) (the “Revolver Priority Collateral”), plus a second priority security interest in all of the Term Loan Priority Collateral. The Revolving Credit Facility may be voluntarily prepaid in whole, or in part, in each case without premium or penalty. CPG International LLC is also required to make mandatory prepayments (i) when aggregate borrowings exceed commitments or the applicable borrowing base and (ii) during “cash dominion,” which occurs if (a) the availability under the Revolving Credit Facility is less than the greater of (i) $12.5 million and (ii) 10% of the lesser of (x) $150.0 million and (y) the borrowing base, for five consecutive business days or (b) certain events of default have occurred and are continuing.

The Revolving Credit Facility contains affirmative covenants that are customary for financings of this type, including allowing the Revolver Administrative Agent to perform periodic field exams and appraisals to evaluate the borrowing base. The Revolving Credit Facility contains various negative covenants, including limitations on, subject to certain exceptions, the incurrence of indebtedness, the incurrence of liens, dispositions, investments, acquisitions, restricted payments, transactions with affiliates, as well as other negative covenants customary for financings of this type. The Revolving Credit Facility also includes a financial maintenance covenant, applicable only when the excess availability is less than the greater of (i) 10% of the lesser of the aggregate commitments under the Revolving Credit Facility and the borrowing base, and (ii) $12.5 million. In such circumstances, CPG International LLC would be required to maintain a minimum fixed charge coverage ratio (as defined in the Revolving Credit Facility) for the trailing four quarters equal to at least 1.0 to 1.0; subject to CPG International LLC’s ability to make an equity cure (no more than twice in any four quarter period and up to five times over the life of the facility). As of June 30, 2020, CPG International LLC was in compliance with the financial and nonfinancial covenants imposed by the Revolving Credit Facility. The Revolving Credit Facility also includes customary events of default, including the occurrence of a change of control.

2021 Senior Notes

The 2021 Senior Notes were issued on September 30, 2013, in an aggregate principal amount of $315.0 million, and had a maturity of October 1, 2021. The 2021 Senior Notes bore interest at the rate of 8.000% per annum payable in cash semi-annually in arrears on April 1 and October 1 of each year (computed based on a 360-day year of twelve 30-day months). The obligations under the 2021 Senior Notes were guaranteed by CPG International LLC and those of its subsidiaries that also guarantee the Revolving Credit Facility and the Term Loan Agreement. The redemption price of the 2021 Senior Notes (expressed as percentages of the principal amount to be redeemed) declined to the par value of the 2021 Senior Notes, plus accrued and unpaid interest based on the schedule below. The 2021 Senior Notes were redeemable in whole or in part, at any time after October 1, 2016 at the following redemption prices, if redeemed during the 12-month period beginning on October 1 of the years indicated below:

2016	106.0%
2017	104.0%
2018	102.0%
2019 and thereafter	100.0%

The indenture relating to the 2021 Senior Notes contained negative covenants that are customary for financings of this type. The indenture did not contain any financial maintenance covenants. As of September 30, 2019, CPG International LLC was in compliance with the negative covenants imposed by the 2021 Senior Notes and the indenture.

In connection with the 2025 Senior Notes offering, the Company issued a redemption notice on May 7, 2020 for the full $315.0 million of outstanding 2021 Senior Notes, which were redeemed on June 8, 2020. The Company also paid $4.6 million in accrued interest and recognized a $1.9 million loss on the extinguishment in the “Loss on the extinguishment of debt” within the Condensed Consolidated Statements of Comprehensive Income (Loss). As of September 30, 2019, the unamortized deferred financing fees related to the 2021 Senior Notes consisted of $2.8 million.

2025 Senior Notes

On May 12, 2020, the Company issued $350.0 million of 9.500% 2025 Senior Notes with a maturity of May 15, 2025, and interest was payable on May 15 and November 15 of each year. The Company had the option to redeem all or a portion of the 2025 Senior Notes at any time on or after May 15, 2022 at certain redemption prices, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. In addition, before May 15, 2022, the Company had the option to (i) redeem up to 40% of the aggregate principal amount of the 2025 Senior Notes with the net cash proceeds of certain equity offerings at a redemption price equal to 107.125% of the principal amount of the 2025 Senior Notes redeemed, (ii) redeem (x) up to 40% of the aggregate principal amount of the 2025 Senior Notes or (y) all of the 2025 Senior Notes with the proceeds from a Qualified IPO at a redemption price equal to 107.125% of the principal amount of the 2025 Senior Notes redeemed or (iii) redeem some or all of the 2025 Senior Notes at a price equal to 100% of the principal amount plus a “make-whole” premium, in the case of each of (i), (ii) and (iii), plus accrued and unpaid interest, if any, to, but excluding, the redemption date. The 2025 Senior Notes were redeemable in whole or in part, at any time after May 15, 2022 at the following redemption prices, plus accrued and unpaid interest, if redeemed during the 12-month period beginning on May 15 of the years indicated below:

2022	104.750%
2023	102.375%
2024 and thereafter	100.000%

On June 8, 2020, the Company used the proceeds of the $350.0 million 2025 Senior Notes offering to redeem the 2021 Senior Notes in full and to repay $15.0 million of the outstanding principal amount under the Revolving Credit Facility, and other general corporate purposes. On June 16, 2020, the Company used part of its net proceeds from the IPO to redeem $350.0 million in aggregate principal of the outstanding 2025 Senior Notes, paid $3.9 million in accrued interest and recognized a $35.6 million loss on the extinguishment in the “Loss on extinguishment of debt” within the Condensed Consolidated Statements of Comprehensive Income (Loss).

Interest expense consisted of the following (in thousands):

	For the Nine Months Ended June 30,
	2020	2019
Interest expense
Term Loan	$35,584	$40,197
2021 Senior Notes	17,150	18,900
2025 Senior Notes	3,879	—
Revolving Credit Facility	1,434	751
Other	1,155	1,077
Amortization
Debt issue costs
Term Loan	4,620	1,485
2021 Senior Notes	880	1,056
2025 Senior Notes	180	—
Revolving Credit Facility	287	268
Original issue discounts	562	181
Capitalized interest	(849)	(702)

Interest expense	$64,882	$63,213

See Note 10 for the fair value of the Company’s debt as of June 30, 2020 and September 30, 2019.

8.	DEBT

Debt consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Term Loan Agreement due May 5, 2024—LIBOR + 3.75% (5.93% and 6.25% at September 30, 2019 and September 30, 2018, respectively) (includes a discount of $1,105 and $1,346 at September 30, 2019 and 2018, respectively)	$808,507	$816,570
Revolving Credit Facility through March 9, 2022—LIBOR + 1.50%	—	—
Senior Notes due October 1, 2021—Fixed at 8.000%	315,000	315,000

Total	1,123,507	1,131,570
Less: unamortized deferred financing fees	(11,890)	(15,277)
Less: current portion	(8,304)	(8,304)

Long-term debt—less current portion and unamortized deferred financing fees	$1,103,313	$1,107,989

As of September 30, 2019, CPG International LLC has scheduled fiscal year debt payments on the Term Loan Agreement and Senior Notes (excluding interest and debt discount) as follows:

Year Ended September 30,
(In thousands)
2020	$8,304
2021	8,304
2022	323,304
2023	8,304
2024	776,396
Thereafter	—

Total	$1,124,612

Term Loan Agreement

On September 30, 2013, CPG International LLC refinanced its then outstanding long-term debt and entered into (i) a new senior secured revolving credit facility (the “Revolving Credit Facility”) among CPG International LLC (as successor-in-interest to CPG Merger Sub LLC, a limited liability company formed to effect the acquisition of CPG International LLC), Deutsche Bank AG New York Branch (“Deutsche Bank”), as administrative agent and collateral agent (the “Revolver Administrative Agent”), and the lenders party thereto, (ii) a new secured term loan agreement (the “Term Loan Agreement”) among CPG International LLC (as successor-in-interest to CPG Merger Sub LLC), as the initial borrower; the Lenders Party thereto; Deutsche Bank and JPMorgan Chase Bank, N.A., as co-syndication agents; Citibank, N.A., the Royal Bank of Scotland PLC and UBS Securities LLC, as co-documentation agents; and Barclays Bank PLC, as administrative agent and collateral agent, (iii) an indenture (the “Indenture”) in respect of 8.000% senior notes due October 1, 2021 (the “Senior Notes”) between CPG International LLC and Wilmington Trust, National Association, as trustee.

The proceeds from borrowings under the amended Term Loan Agreement and the Senior Notes were used to (i) fund the acquisition of CPG International LLC and (ii) repay all amounts outstanding under the Company’s prior term loan agreement, prior notes and related fees.

During the year ended September 30, 2017, CPG International LLC amended and extended the maturity of the Term Loan Agreement. Financing fees of $3.3 million were incurred for the transaction, $1.5 million of which were capitalized and $1.8 million of which were recognized in interest expense. On June 18, 2018, in conjunction with the acquisition of Versatex, the Term Loan Agreement was amended to increase the borrowing outstanding by $225.0 million. This amendment was accounted for as a modification. Financing fees of $6.7 million were incurred for the transaction, $5.7 million were capitalized and $1.0 million were recognized in “Interest expense”. Included in the $5.7 million of financing fees capitalized was an original issue discount of $0.6 million.

The Term Loan Agreement matures on the earlier of (i) May 5, 2024 and (ii) 181 days prior to the maturity of the Senior Notes. The Term Loan Agreement provides for interest on outstanding principal thereunder at a fluctuating rate, at CPG International LLC’s option, for (i) alternative base rate (“ABR”) borrowings, the highest of (a) the Federal Funds Rate as of such day plus 50 basis points, (b) the prime commercial lending rate announced as of such day by the Administrative Agent as defined in the Term Loan Agreement, as the “prime rate” as in effect on such day and (c) the LIBOR as of such day for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, provided that in no event shall the ABR be less than 200 basis points, plus the applicable margin of 275 basis points per annum; or (ii) for Eurocurrency borrowings, the adjusted LIBOR of (a) the LIBOR in effect for such interest period divided by one, minus the statutory reserves applicable to such Eurocurrency borrowing, if any, and (b) 100 basis points, plus the applicable margin of 375 basis points per annum.

As of September 30, 2019, and 2018, unamortized deferred financing fees related to the Term Loan Agreement consisted of $9.1 million and $11.1 million, respectively. The Term Loan Agreement may be voluntarily prepaid in whole, or in part, in each case without premium or penalty (other than the Prepayment Premium (as defined in the Term Loan Agreement), if applicable), subject to certain customary conditions.

The obligations under the Term Loan Agreement are secured by a first priority security interest in the membership interests of CPG International LLC owned by CPG Newco LLC and substantially all of the present and future assets of the borrowers and guarantors including equity interests of their domestic subsidiaries, subject to certain exceptions, (the “Term Loan Priority Collateral”) and a second priority lien on current assets. The obligations under the Term Loan Agreement are guaranteed by the Company and the wholly owned domestic subsidiaries of CPG International LLC other than certain immaterial subsidiaries and other excluded subsidiaries.

The Term Loan Agreement requires mandatory prepayments of the term loans thereunder from certain debt issuances, certain asset dispositions (subject to certain reinvestment rights) and a percentage of excess cash flow (subject to step-downs upon CPG International LLC achieving certain leverage ratios). The estimated prepayment of excess cash flow was $6.4 million and zero at September 30, 2019 and 2018, respectively. The lenders do have the option to decline any prepayment based on excess cash flows. At the lenders’ option, the excess cash payment made in January 2018 was $0.9 million with the remaining prepayment declined by the lenders. CPG International LLC is required to repay the outstanding principal amount under the Term Loan Agreement in quarterly installments equal to 0.25253% of the aggregate principal amount under the Term Loan Agreement outstanding on the amendment date of June 18, 2018 and such quarterly payments may be reduced as a result of prepayments. The Term Loan Agreement restricts payments of dividends unless certain conditions are met, as defined in the Term Loan Agreement.

Revolving Credit Facility Agreement

On March 9, 2017, CPG International LLC amended and restated and extended the maturity of the Revolving Credit Facility. The Revolving Credit Facility matures on the earlier of (i) March 9, 2022 and (ii) 91 days prior to the maturity of the Term Loan Agreement, or the maturity of the Senior Notes, whichever occurs first. The Revolving Credit Facility provides for maximum aggregate borrowings of up to $150 million, subject to an asset-based borrowing base. The borrowing base is limited to a set percentage of eligible accounts receivable and inventory, less reserves that may be established by the administrative agent and the collateral agent in the exercise of their reasonable credit judgment. At September 30, 2019 and 2018, CPG International LLC had no outstanding borrowings under the Revolving Credit Facility and had $3.0 million and $3.1 million of outstanding letters of credit held against the Revolving Credit, respectively. Deferred financing costs, net of accumulated amortization, related to the Revolving Credit Facility at September 30, 2019 and 2018 were $0.9 million and $1.2 million, respectively. CPG International LLC had approximately $113.7 million available under the borrowing base for future borrowings as of September 30, 2019. CPG International LLC also has the option to increase the commitments under the Revolving Credit Facility by up to $100.0 million, subject to certain conditions.

The Revolving Credit Facility provides for an interest rate on outstanding principal thereunder at a fluctuating rate, at CPG International LLC’s option, at (i) for ABR borrowings, the highest of (a) the Federal Funds Rate plus 50 basis points, (b) the prime rate and (c) the LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points, based on average historical availability, or (ii) for Eurocurrency borrowings, adjusted LIBOR plus a spread of 150 to 200 basis points, based on average historical availability. A “commitment fee” accrues on any unused portion of the commitments under the Revolving Credit Facility during the preceding three calendar month period. If the average daily used percentage is greater than 50%, the commitment fee equals 25 basis points, and if the average daily used percentage is less than or equal to 50%, the commitment fee equals 37.5 basis points. The commitment fees expenses were $0.5 million and $0.6 million for years ended September 30, 2019 and 2018.

The obligations under the Revolving Credit Facility are guaranteed by CPG Newco LLC and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. The obligations under the Revolving Credit Facility are secured by a first priority security interest in substantially all of the accounts receivable, inventory, deposit accounts, securities accounts and cash assets of CPG Newco LLC, CPG International LLC and the subsidiaries of CPG International LLC that are guarantors under the Revolving Credit Facility, and the proceeds thereof (subject to certain exceptions) (the “Revolver Priority Collateral”), plus a second priority security interest in all of the Term Loan Priority Collateral. The Revolving Credit Facility may be voluntarily prepaid in whole, or in part, in each case without premium or penalty. CPG International LLC is also required to make mandatory prepayments (i) when aggregate borrowings exceed commitments or the applicable borrowing base and (ii) during “cash dominion,” which occurs if (a) the availability under the Revolving Credit Facility is less than the greater of (i) $12.5 million and (ii) 10% of the lesser of (x) $150.0 million and (y) the borrowing base, for five consecutive business days or (b) certain events of default have occurred and are continuing.

The Revolving Credit Facility contains affirmative covenants that are customary for financings of this type, including allowing the Revolver Administrative Agent to perform periodic field exams and appraisals to evaluate the borrowing base. The Revolving Credit Facility contains various negative covenants, including limitations on, subject to certain exceptions, the incurrence of indebtedness, the incurrence of liens, dispositions, investments, acquisitions, restricted payments, transactions with affiliates, as well as other negative covenants customary for financings of this type. The Revolving Credit Facility also includes a financial maintenance covenant, applicable only when the excess availability is less than the greater of (i) 10% of the lesser of the aggregate commitments under the Revolving Credit Facility and the borrowing base, and (ii) $12.5 million. In such circumstances, CPG International LLC would be required to maintain a minimum fixed charge coverage ratio (as defined in the Revolving Credit Facility) for the trailing four quarters equal to at least 1.0 to 1.0; subject to CPG International LLC’s ability to make an equity cure (no more than twice in any four quarter period and up to five times over the life of the facility). As of September 30, 2019, CPG International LLC was in compliance with the financial and nonfinancial covenants imposed by the Revolving Credit Facility. The Revolving Credit Facility also includes customary events of default, including the occurrence of a change of control.

Senior Notes

The Senior Notes were issued on September 30, 2013, in an aggregate principal amount of $315.0 million, and mature on October 1, 2021. The Senior Notes bear interest at the rate of 8.000% per annum payable in cash semi-annually in arrears on April 1 and October 1 of each year (computed based on a 360-day year of twelve 30-day months). The obligations under the Senior Notes are guaranteed by CPG International LLC and those of its subsidiaries that also guarantee the Revolving Credit Facility and the Term Loan Agreement. The redemption price of the Senior Notes (expressed as percentages of the principal amount to be redeemed) will decline to the par value of the Senior Notes, plus accrued and unpaid interest based on the schedule below. The Senior Notes may be redeemed in whole or in part, at any time after October 1, 2016 at the following redemption prices, if redeemed during the 12-month period beginning on October 1 of the years indicated below:

2016	106.0%
2017	104.0%
2018	102.0%
2019 and thereafter	100.0%

The Indenture relating to the Senior Notes contains negative covenants that are customary for financings of this type. The Indenture does not contain any financial maintenance covenants. As of September 30, 2019, CPG International LLC was in compliance with the negative covenants imposed by the Senior Notes and the Indenture. As of September 30, 2019, and 2018, the unamortized deferred financing fees related to the Senior Notes consisted of and $2.8 million and $4.2 million, respectively.

The following table provides the detail of interest expense for the respective periods.

	Years Ended September 30,
(In thousands)	2019	2018
Interest expense
Term Loan	$52,504	$38,285
Revolving Credit Facility	904	682
Senior Notes	25,200	25,200
Other	1,506	1,709
Amortization
Debt issue costs
Term Loan	1,980	1,397
Revolving Credit Facility	358	358
Senior Notes	1,407	1,407
Original issue discounts	241	178
Capitalized interest	(895)	(474)

Interest expense	$83,205	$68,742

See Note 10 for information pertaining to the fair value of the Company’s debt as of September 30, 2019 and 2018.